February 4, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Municipal Bond Fund, Inc.
    Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (Securities Act File No. 333-111596, Investment Company Act File No. 811-02688)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of Proxy Statement and Prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2) the text of Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on February 3, 2004

Very truly yours,

Merrill Lynch Municipal Bond Fund, Inc.

/s/ Brian D. Stewart

Brian D. Stewart
Secretary of Fund